GOODWILL AND INTANGIBLE ASSETS - Intangible Assets with Definite Lives (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible assets with definite lives
Gross Carrying Amount	$ 744,625	$ 770,457
Accumulated Amortization	(636,395)	(577,520)
Total	$ 108,230	$ 192,937
Weighted-Average Useful Life	5 years 2 months 12 days	5 years
Advertiser relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 298,400	$ 297,000
Accumulated Amortization	(259,647)	(211,694)
Total	$ 38,753	$ 85,306
Weighted-Average Useful Life	5 years	5 years
Licensee relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 171,000	$ 171,000
Accumulated Amortization	(143,895)	(123,115)
Total	$ 27,105	$ 47,885
Weighted-Average Useful Life	4 years 10 months 24 days	4 years 10 months 24 days
Trade names
Intangible assets with definite lives
Gross Carrying Amount	$ 134,921	$ 132,918
Accumulated Amortization	(93,511)	(73,172)
Total	$ 41,410	$ 59,746
Weighted-Average Useful Life	8 years 4 months 24 days	8 years 6 months
Content
Intangible assets with definite lives
Gross Carrying Amount	$ 104,939	$ 104,939
Accumulated Amortization	(104,939)	(104,939)
Total	$ 0	$ 0
Weighted-Average Useful Life	2 years 10 months 24 days	2 years 10 months 24 days
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 34,265	$ 64,600
Accumulated Amortization	(34,265)	(64,600)
Total	$ 0	$ 0
Weighted-Average Useful Life	2 years 1 month 6 days	2 years 1 month 6 days
Professional relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 1,100
Accumulated Amortization	(138)
Total	$ 962
Weighted-Average Useful Life	2 years